Acquisitions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended					1 Months Ended			3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 30, 2012	Jul. 31, 2011	May 31, 2014	Mar. 31, 2015	May 01, 2012
Business Acquisition [Line Items]
Assumed liabilities including debt																		$ 33,497
Long-term debt, excluding current portion																		14,233
Number Of Water And Wastewater Systems											16
Operating revenues included in the consolidated financial statements									3,180	2,103
Income from continuing operations	48,954	67,711	54,818	42,401	46,254	62,749	53,004	40,864	213,884	202,871	181,837	139,675	114,409
Operating revenues	191,389	210,535	195,307	182,672	187,078	202,320	193,943	178,552	779,903	761,893	750,685	680,677	653,812
Ohio [Member]
Business Acquisition [Line Items]
Number of customers															59,000
Cash paid for acquisitions														102,154
Assumed liabilities including debt														14,281
Income from continuing operations									5,634	3,987
Operating revenues									42,710	41,167
2014 Acquisition [Member]
Business Acquisition [Line Items]
Number of customers																7,200
Cash paid for acquisitions																22,000
2013 Acquisitions [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions										14,997
Number Of Water And Wastewater Systems										15
2012 Acquisitions [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions											19,094
Operating revenues									4,210	4,033	1,527
American Water Works Company, Inc. [Member]
Business Acquisition [Line Items]
Income from continuing operations											3,265
Operating revenues									42,710		27,981
Regulated Segment [Member] | 2014 Acquisition [Member]
Business Acquisition [Line Items]
Number of acquisitions completed									16
Cash paid for acquisitions									10,530
Other [Member]
Business Acquisition [Line Items]
Income from continuing operations									(6)	(4,638)	215
Operating revenues									23,846	17,366	17,730
Non-Regulated Businesses [Member]
Business Acquisition [Line Items]
Total purchase price	3,010								3,010
Contingent consideration	810								810
Operating revenues									24,189	17,712	18,247
Non-Regulated Businesses [Member] | Water Distribution System Service [Member]
Business Acquisition [Line Items]
Total purchase price	1,800								1,800
Income from continuing operations									4,403
Non-Regulated Businesses [Member] | Water Distribution System Service [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions																	$ 700